T. ROWE PRICE Institutional Small-Cap Stock Fund
September 30, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.0%
COMMUNICATION SERVICES 1.5%
Entertainment 0.5%
Cinemark Holdings (1) 774,949 14,887
Zynga, Class A (1) 2,554,384 19,234
34,121
Interactive Media & Services 0.1%
Genius Sports (1) 210,600 3,930
3,930
Media 0.9%
Advantage Solutions (1) 610,538 5,281
Advantage Solutions, Warrants,
12/31/26 (1) 147,335 268
Cable One  30,017 54,425
59,974
Total Communication Services 98,025
CONSUMER
DISCRETIONARY 10.5%
Auto Components 0.5%
Gentherm (1) 330,699 26,764
Stoneridge (1) 434,400 8,857
35,621
Diversified Consumer Services 1.2%
Alclear Holdings, Acquisition Date:
3/6/18 - 12/13/18, Cost $7,841 (1)(2) 1,043,667 40,700
Bright Horizons Family Solutions (1) 247,749 34,541
Rover Group, Acquisition Date:
5/11/18 - 8/2/21, Cost $2,607 (1)(2) 361,837 4,672
Rover Group, Acquisition Date:
8/2/21, Cost $— (1)(2) 361,837 256
Rover Group, Acquisition Date:
8/2/21, Cost $— (1)(2) 361,837 206
Rover Group, Acquisition Date:
8/2/21, Cost $— (1)(2) 361,837 50
80,425
Hotels, Restaurants & Leisure 3.1%
Bally's (1) 113,894 5,711
BJ's Restaurants (1) 652,353 27,242
Chuy's Holdings (1) 601,003 18,950
Denny's (1) 868,090 14,185
Drive Shack (1) 1,580,200 4,440
Dutch Bros, Class A (1) 214,073 9,274
Fiesta Restaurant Group (1) 1,249,976 13,700
Papa John's International  577,851 73,381
Red Robin Gourmet Burgers (1) 451,976 10,422
Red Rock Resorts, Class A (1) 89,200 4,569
Ruth's Hospitality Group (1) 557,720 11,550
Torchys Holdings, Class A, Acquisition
Date: 11/13/20, Cost $17,606 (1)(2)
(3)(4) 2,059,233 17,606
211,030
Household Durables 0.8%
Cavco Industries (1) 68,546 16,228
Shares $ Value
(Cost and value in $000s)
‡
Skyline Champion (1) 621,754 37,342
53,570
Internet & Direct Marketing
Retail 1.2%
1stdibs.com, Acquisition Date: 2/7/19,
Cost $2,637 (1)(2) 175,419 2,066
Altimeter Growth (1) 651,355 6,930
Altimeter Growth SPAC / Grab
Holdings PIPE (1)(5) 726,587 6,683
Big Sky Growth Partners (1) 719,987 7,186
Deliveroo Holdings, Acquisition Date:
9/12/17 - 5/16/19, Cost $9,193
(GBP) (1)(2) 5,170,800 19,142
Poshmark, Class A (1) 84,453 2,007
RealReal (1) 860,400 11,340
ThredUp, Class A (1) 372,446 8,078
Xometry, Acquisition Date: 7/20/20 -
9/4/20, Cost $3,130 (1)(2) 307,867 16,867
Xometry, Class A (1) 64,949 3,746
84,045
Multiline Retail 0.6%
Ollie's Bargain Outlet Holdings (1) 641,580 38,675
38,675
Specialty Retail 2.2%
Burlington Stores (1) 262,713 74,498
Five Below (1) 55,395 9,794
Monro  505,154 29,051
Petco Health & Wellness (1) 407,657 8,602
RH (1) 40,405 26,946
148,891
Textiles, Apparel & Luxury
Goods 0.9%
Allbirds, Acquisition Date: 10/10/18 -
12/21/18, Cost $2,916 (1)(2)(3) 265,810 3,073
Capri Holdings (1) 546,200 26,442
Skechers USA, Class A (1) 545,400 22,972
Steven Madden  165,100 6,631
59,118
Total Consumer Discretionary 711,375
CONSUMER STAPLES 2.9%
Beverages 0.8%
Boston Beer, Class A (1) 112,275 57,232
57,232
Food Products 2.0%
Cal-Maine Foods  611,031 22,095
Nomad Foods (1) 838,353 23,105
Post Holdings (1) 347,360 38,265
Post Holdings Partnering (1) 475,490 4,807
TreeHouse Foods (1) 698,203 27,844
Utz Brands  1,167,977 20,008
136,124

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Personal Products 0.1%
BellRing Brands, Class A (1) 311,383 9,575
9,575
Total Consumer Staples 202,931
ENERGY 3.0%
Energy Equipment & Services 1.1%
Cactus, Class A  304,800 11,497
Dril-Quip (1) 224,100 5,643
Halliburton  1,185,700 25,635
Liberty Oilfield Services, Class A (1) 1,887,197 22,891
NexTier Oilfield Solutions (1) 2,914,500 13,407
79,073
Oil, Gas & Consumable Fuels 1.9%
Devon Energy  919,672 32,658
Diamondback Energy  518,324 49,070
Magnolia Oil & Gas, Class A  2,254,949 40,115
Venture Global LNG, Series
B, Acquisition Date: 3/8/18,
Cost $577 (1)(2)(3) 191 877
Venture Global LNG, Series C,
Acquisition Date: 5/25/17 - 3/8/18,
Cost $8,412 (1)(2)(3) 2,319 10,644
133,364
Total Energy 212,437
FINANCIALS 16.1%
Banks 9.8%
Atlantic Capital Bancshares (1) 473,294 12,538
BankUnited  1,146,097 47,930
CrossFirst Bankshares (1) 769,162 9,999
Dime Community Bancshares  559,000 18,257
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19,
Cost $1,511 (1)(2)(3) 151,114 1,813
Dogwood State Bank, Voting
Shares, Acquisition Date: 5/6/19,
Cost $742 (1)(2)(3) 74,220 891
Dogwood State Bank, Warrants,
5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(2)(3) 22,533 89
East West Bancorp  547,159 42,427
Equity Bancshares, Class A  395,300 13,195
FB Financial  658,179 28,223
First Bancshares  464,632 18,018
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19,
Cost $2,456 (1)(2)(3) 245,627 1,118
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (1)(2)(3) 47,055 —
Heritage Commerce  1,578,494 18,358
Heritage Financial  489,600 12,485
Home BancShares  1,221,812 28,749
Live Oak Bancshares  597,510 38,020
Origin Bancorp  554,939 23,502
Pacific Premier Bancorp  711,219 29,473
Pinnacle Financial Partners  624,529 58,756
Shares $ Value
(Cost and value in $000s)
‡
Popular  286,600 22,260
Professional Holding, Class A (1) 249,054 4,682
Sandy Spring Bancorp  493,428 22,609
Seacoast Banking  841,802 28,461
Signature Bank  255,353 69,528
SouthState  354,607 26,478
Webster Financial  486,604 26,500
Western Alliance Bancorp  673,621 73,303
677,662
Capital Markets 1.2%
Cboe Global Markets  423,832 52,496
StepStone Group, Class A  700,952 29,888
82,384
Consumer Finance 1.1%
Encore Capital Group (1) 507,824 25,020
PRA Group (1) 543,565 22,906
PROG Holdings  643,871 27,049
74,975
Diversified Financial Services 0.1%
Conyers Park III Acquisition (1) 689,938 6,968
6,968
Insurance 2.6%
Assurant  297,614 46,949
Axis Capital Holdings  713,295 32,840
Bright Health Group (1) 195,754 1,597
Bright Health Group, Acquisition Date:
9/16/20, Cost $6,531 (1)(2) 959,652 7,439
Hanover Insurance Group  243,069 31,507
Selective Insurance Group  667,776 50,437
Selectquote (1) 487,334 6,301
177,070
Thrifts & Mortgage Finance 1.3%
Blue Foundry Bancorp (1) 271,300 3,741
Capitol Federal Financial  936,847 10,764
Essent Group  628,670 27,668
Meridian Bancorp  402,418 8,354
PennyMac Financial Services  630,538 38,545
Sterling Bancorp (1) 359,962 1,858
90,930
Total Financials 1,109,989
HEALTH CARE 18.7%
Biotechnology 7.9%
Abcam, ADR (1) 331,653 6,723
ACADIA Pharmaceuticals (1) 158,838 2,638
Acceleron Pharma (1) 165,995 28,568
Agios Pharmaceuticals (1) 273,579 12,626
Allogene Therapeutics (1) 104,549 2,687
Apellis Pharmaceuticals (1) 175,300 5,778
Arcutis Biotherapeutics (1) 70,793 1,691
Argenx, ADR (1) 180,094 54,388
Ascendis Pharma, ADR (1) 285,440 45,496
Avidity Biosciences (1) 261,571 6,443
Blueprint Medicines (1) 278,128 28,594
Cerevel Therapeutics Holdings (1) 319,507 9,425
CRISPR Therapeutics (1) 48,144 5,389

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Flame Biosciences, Acquisition Date:
9/28/20, Cost $1,212 (1)(2)(3) 185,000 1,212
G1 Therapeutics (1) 152,420 2,045
Generation Bio (1) 573,679 14,382
Global Blood Therapeutics (1) 483,981 12,332
Homology Medicines (1) 251,465 1,979
Icosavax (1) 179,791 5,320
IGM Biosciences (1) 124,703 8,200
Insmed (1) 1,174,978 32,359
Intellia Therapeutics (1) 143,475 19,247
Iovance Biotherapeutics (1) 97,400 2,402
Karuna Therapeutics (1) 46,211 5,653
Kodiak Sciences (1) 379,206 36,396
Kymera Therapeutics (1) 78,639 4,619
MeiraGTx Holdings (1) 135,923 1,791
Monte Rosa Therapeutics (1) 78,045 1,739
Morphic Holding (1) 23,376 1,324
Nurix Therapeutics (1) 107,242 3,213
Orchard Therapeutics, ADR (1) 336,901 775
Prothena (1) 540,040 38,467
PTC Therapeutics (1) 68,500 2,549
Radius Health (1) 1,313,336 16,299
RAPT Therapeutics (1) 290,725 9,027
Replimune Group (1) 135,234 4,008
Scholar Rock Holding (1) 403,025 13,308
Seagen (1) 120,175 20,406
Tenaya Therapeutics (1) 71,788 1,482
TG Therapeutics (1) 44,338 1,476
Turning Point Therapeutics (1) 157,473 10,461
Ultragenyx Pharmaceutical (1) 407,504 36,753
Xencor (1) 422,360 13,794
Zentalis Pharmaceuticals (1) 146,124 9,738
543,202
Health Care Equipment &
Supplies 3.8%
AtriCure (1) 348,672 24,250
Avanos Medical (1) 572,647 17,866
Axonics (1) 127,977 8,330
CVRx (1) 164,925 2,728
ICU Medical (1) 131,482 30,685
Inari Medical (1) 167,300 13,568
Mesa Laboratories  29,791 9,008
Nevro (1) 162,292 18,887
NuVasive (1) 232,426 13,911
Outset Medical (1) 126,940 6,276
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145 (1)(2)(3) 1,897,440 2,410
Penumbra (1) 72,236 19,251
PROCEPT BioRobotics (1) 62,202 2,373
Pulmonx (1) 41,284 1,485
Quidel (1) 290,837 41,052
Warby Parker, Class A (1) 990,482 52,545
264,625
Health Care Providers &
Services 4.1%
Accolade (1) 213,495 9,003
Alignment Healthcare (1) 840,222 13,427
Amedisys (1) 179,239 26,724
Shares $ Value
(Cost and value in $000s)
‡
dentalcorp Holdings (CAD) (1) 783,355 10,248
Hanger (1) 1,091,018 23,959
ModivCare (1) 174,279 31,652
Molina Healthcare (1) 303,965 82,469
Oak Street Health (1) 348,107 14,805
Option Care Health (1) 802,170 19,461
Pennant Group (1) 319,588 8,977
Privia Health Group (1) 174,995 4,123
Surgery Partners (1) 290,175 12,286
U.S. Physical Therapy  213,488 23,612
280,746
Health Care Technology 0.3%
Certara (1) 137,331 4,546
Definitive Healthcare (1) 142,656 6,110
Doximity, Class A (1) 108,994 8,796
Sophia Genetics (1) 279,811 4,905
24,357
Life Sciences Tools & Services 1.3%
Adaptive Biotechnologies (1) 181,906 6,183
Bruker  763,755 59,649
Olink Holding, ADR (1) 365,226 8,857
Quanterix (1) 93,638 4,662
Rapid Micro Biosystems, Class A (1) 268,743 4,964
Seer (1) 239,376 8,266
92,581
Pharmaceuticals 1.3%
Arvinas (1) 42,684 3,508
Atea Pharmaceuticals (1) 71,991 2,524
Catalent (1) 543,281 72,294
Reata Pharmaceuticals, Class A (1) 131,981 13,279
91,605
Total Health Care 1,297,116
INDUSTRIALS & BUSINESS
SERVICES 14.9%
Aerospace & Defense 0.2%
BWX Technologies  119,084 6,414
Parsons (1) 252,463 8,523
14,937
Airlines 0.1%
Sun Country Airlines Holdings (1) 221,811 7,440
7,440
Building Products 0.9%
CSW Industrials  90,035 11,497
Gibraltar Industries (1) 553,546 38,555
PGT Innovations (1) 771,467 14,735
64,787
Commercial Services &
Supplies 2.1%
ADT  2,526,392 20,438
Brink's  321,690 20,363
Heritage-Crystal Clean (1) 485,700 14,076
MSA Safety  144,249 21,017
Rentokil Initial (GBP)  4,180,386 32,828
Stericycle (1) 231,100 15,708

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Tetra Tech  116,706 17,429
141,859
Electrical Equipment 0.9%
AZZ  691,219 36,773
Shoals Technologies Group, Class
A (1) 625,400 17,436
Thermon Group Holdings (1) 301,400 5,217
59,426
Machinery 5.4%
Chart Industries (1) 123,752 23,650
Enerpac Tool Group  1,287,967 26,700
ESCO Technologies  401,418 30,909
Federal Signal  529,000 20,430
Graco  458,727 32,097
Helios Technologies  345,617 28,379
Ingersoll Rand (1) 1,044,315 52,644
John Bean Technologies  358,904 50,444
Marel (ISK)  1,155,910 8,004
Meritor (1) 1,005,609 21,429
Mueller Water Products, Class A  1,617,078 24,612
SPX (1) 503,911 26,934
Toro  261,370 25,460
371,692
Marine 0.5%
Matson  397,043 32,045
32,045
Professional Services 2.2%
Booz Allen Hamilton Holding  358,243 28,426
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(2)(3) 97,182 5,248
Clarivate (1) 2,066,546 45,257
Huron Consulting Group (1) 196,400 10,213
Legalzoom.com (1) 106,651 2,816
Upwork (1) 1,267,725 57,086
149,046
Road & Rail 1.0%
Knight-Swift Transportation Holdings  481,276 24,617
Landstar System  121,933 19,244
Saia (1) 115,532 27,500
71,361
Trading Companies &
Distributors 1.6%
Air Lease  355,800 13,997
Rush Enterprises, Class A  458,739 20,717
SiteOne Landscape Supply (1) 372,740 74,350
109,064
Total Industrials & Business Services 1,021,657
INFORMATION
TECHNOLOGY 14.2%
Communications Equipment 0.0%
Infinera (1) 283,754 2,361
2,361
Shares $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments
& Components 3.7%
CTS  884,488 27,340
Littelfuse  129,858 35,486
National Instruments  675,040 26,482
Novanta (1) 419,403 64,798
PAR Technology (1) 632,389 38,898
Teledyne Technologies (1) 149,132 64,064
257,068
IT Services 2.5%
Euronet Worldwide (1) 213,357 27,156
Flywire (1) 83,224 3,649
Kratos Defense & Security
Solutions (1) 815,123 18,186
Payoneer Global (1) 1,886,100 16,126
Repay Holdings (1) 598,349 13,780
ServiceTitan, Acquisition Date:
11/9/18 - 5/4/21, Cost $620 (1)(2)(3) 12,795 1,522
StoneCo, Class A (1) 111,500 3,871
Themis Solutions, Acquisition Date:
4/14/21, Cost $1,603 (1)(2)(3) 71,410 1,603
Toast, Class B, Acquisition Date:
6/27/18 - 2/14/20, Cost $7,114 (1)
(2)(6) 1,805,465 85,674
171,567
Semiconductors & Semiconductor
Equipment 2.6%
Entegris  608,713 76,637
Lattice Semiconductor (1) 1,411,850 91,276
Semtech (1) 169,500 13,216
181,129
Software 5.4%
Ceridian HCM Holding (1) 482,978 54,393
Clearwater Analytics Holdings, Class
A (1) 302,466 7,746
Coupa Software (1) 98,613 21,614
Descartes Systems Group (1) 827,726 67,261
DoubleVerify Holdings (1) 88,540 3,025
Duck Creek Technologies (1) 64,571 2,857
Five9 (1) 192,777 30,794
ForgeRock, Class A (1) 134,739 5,245
Manhattan Associates (1) 137,579 21,054
nCino (1) 376,948 26,775
Paycom Software (1) 72,258 35,822
Paycor HCM (1) 213,367 7,502
Plex Systems, EC, Acquisition Date:
9/7/21, Cost $118 (1)(2)(3) 117,561 106
Plex Systems, EC, Acquisition Date:
9/7/21, Cost $17 (1)(2)(3) 16,794 16
SS&C Technologies Holdings  754,180 52,340
Workiva (1) 208,800 29,432
Zendesk (1) 71,900 8,368
374,350
Total Information Technology 986,475

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS 3.8%
Chemicals 1.7%
Element Solutions  2,873,640 62,301
Minerals Technologies  337,816 23,593
Quaker Chemical  132,098 31,402
117,296
Containers & Packaging 0.1%
Ranpak Holdings (1) 276,553 7,417
7,417
Metals & Mining 1.7%
Constellium (1) 2,056,659 38,624
ERO Copper (CAD) (1) 1,479,500 26,235
Franco-Nevada (CAD)  122,920 15,969
Haynes International  414,733 15,449
Northern Star Resources (AUD)  2,988,523 18,304
114,581
Paper & Forest Products 0.3%
West Fraser Timber (CAD)  239,183 20,145
20,145
Total Materials 259,439
MISCELLANEOUS 0.3%
Miscellaneous 0.3%
Bluescape Opportunities
Acquisition (1) 826,495 8,488
KKR Acquisition Holdings I (1) 1,093,914 10,917
Total Miscellaneous 19,405
REAL ESTATE 5.3%
Equity Real Estate Investment
Trusts 3.9%
American Campus Communities, REIT  681,392 33,013
Community Healthcare Trust, REIT  261,598 11,822
CubeSmart, REIT  652,541 31,616
EastGroup Properties, REIT  383,444 63,893
First Industrial Realty Trust, REIT  338,109 17,609
Flagship Communities REIT, REIT  164,149 2,971
JBG SMITH Properties, REIT  905,117 26,800
PS Business Parks, REIT  290,226 45,490
Rexford Industrial Realty, REIT  648,335 36,793
270,007
Real Estate Management &
Development 1.4%
Altus Group (CAD)  145,300 7,090
FirstService  487,613 88,004
95,094
Total Real Estate 365,101
UTILITIES 3.6%
Electric Utilities 0.6%
IDACORP  283,839 29,343
MGE Energy  139,694 10,268
39,611
Gas Utilities 1.6%
Chesapeake Utilities  278,630 33,449
Shares $ Value
(Cost and value in $000s)
‡
ONE Gas  523,211 33,156
Southwest Gas Holdings  619,734 41,448
108,053
Independent Power & Renewable
Electricity Producers 0.3%
NextEra Energy Partners  314,234 23,681
23,681
Multi-Utilities 0.2%
NorthWestern  281,500 16,130
16,130
Water Utilities 0.9%
California Water Service Group  335,937 19,797
Middlesex Water  195,978 20,143
SJW Group  345,340 22,813
62,753
Total Utilities 250,228
Total Miscellaneous Common
Stocks  0.2% (7) 12,477
Total Common Stocks (Cost
$3,794,812) 6,546,655
CONVERTIBLE PREFERRED STOCKS 4.4%
CONSUMER DISCRETIONARY 2.3%
Automobiles 1.7%
Rivian Automotive, Series D,
Acquisition Date: 12/23/19,
Cost $6,836 (1)(2)(3) 636,266 45,194
Rivian Automotive, Series E,
Acquisition Date: 7/10/20,
Cost $9,483 (1)(2)(3) 612,175 43,483
Rivian Automotive, Series F,
Acquisition Date: 1/19/21,
Cost $15,100 (1)(2)(3) 409,781 29,106
117,783
Hotels, Restaurants & Leisure 0.4%
Cava Group, Series E, Acquisition
Date: 6/23/20 - 3/26/21,
Cost $9,599 (1)(2)(3) 381,719 14,364
Cava Group, Series F, Acquisition
Date: 3/26/21, Cost $7,556 (1)(2)(3) 200,801 7,556
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,632 (1)(2)(3)(4) 404,324 3,632
25,552
Internet & Direct Marketing
Retail 0.1%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391 (1)(2)(3) 1,098,082 6,391
6,391
Textiles, Apparel & Luxury
Goods 0.1%
Allbirds, Series A, Acquisition Date:
10/10/18, Cost $950 (1)(2)(3) 86,665 1,002
Allbirds, Series B, Acquisition Date:
10/10/18, Cost $167 (1)(2)(3) 15,225 176

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Allbirds, Series C, Acquisition Date:
10/9/18, Cost $1,596 (1)(2)(3) 145,515 1,683
Allbirds, Series Seed, Acquisition
Date: 10/10/18, Cost $511 (1)(2)(3) 46,565 538
3,399
Total Consumer Discretionary 153,125
CONSUMER STAPLES 0.3%
Food Products 0.3%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $6,275 (1)(2)(3) 339,830 21,123
Total Consumer Staples 21,123
HEALTH CARE 0.6%
Biotechnology 0.2%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $2,356 (1)(2)(3) 853,615 6,914
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $4,729 (1)(2)(3) 583,832 4,729
11,643
Health Care Equipment &
Supplies 0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $2,939 (1)(2)(3) 2,892,844 2,939
2,939
Health Care Providers &
Services 0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,009 (1)(2)(3) 2,080,305 6,577
6,577
Life Sciences Tools & Services 0.3%
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $3,365 (1)(2)(3) 381,143 3,365
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(2)(3) 265,089 11,773
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907 (1)(2)(3) 155,519 6,907
22,045
Total Health Care 43,204
INDUSTRIALS & BUSINESS
SERVICES 0.5%
Aerospace & Defense 0.0%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $3,410 (1)(2)(3) 75,721 3,410
3,410
Professional Services 0.3%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(2)(3) 131,220 7,086
Shares $ Value
(Cost and value in $000s)
‡
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(2)(3) 209,265 11,300
18,386
Road & Rail 0.2%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $3,999 (1)(2)(3) 563,190 9,291
Convoy, Series D, Acquisition Date:
10/30/19, Cost $5,376 (1)(2)(3) 397,082 6,551
15,842
Total Industrials & Business Services 37,638
INFORMATION TECHNOLOGY 0.6%
IT Services 0.3%
ServiceTitan, Series A-1, Acquisition
Date: 11/9/18, Cost $5 (1)(2)(3) 185 22
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $2,387 (1)(2)(3) 90,775 10,799
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $577 (1)(2)(3) 5,381 640
Themis Solutions, Series AA,
Acquisition Date: 4/14/21,
Cost $361 (1)(2)(3) 16,080 361
Themis Solutions, Series AB,
Acquisition Date: 4/14/21,
Cost $36 (1)(2)(3) 1,600 36
Themis Solutions, Series B,
Acquisition Date: 4/14/21,
Cost $39 (1)(2)(3) 1,750 39
Themis Solutions, Series E,
Acquisition Date: 4/14/21,
Cost $4,568 (1)(2)(3) 203,440 4,568
16,465
Software 0.3%
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(2)(3) 223,990 2,725
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $2,376 (1)(2)(3) 162,965 2,376
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(2)(3) 475,993 6,214
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(2)(3) 204,547 3,099
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $3,462 (1)(2)(3) 549,145 7,922
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $375 (1)(2)(3) 42,590 615
22,951
Total Information Technology 39,416
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206 (1)(2)(3) 88,718 4,206

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $5,284 (1)(2)(3) 128,029 5,284
Total Materials 9,490
Total Convertible Preferred Stocks
(Cost $153,642) 303,996
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve
Fund, 0.05% (6)(8) 47,960,549 47,961
Total Short-Term Investments (Cost
$47,961) 47,961
Total Investments in
Securities 100.1%
(Cost $3,996,415) $ 6,898,612
Other Assets Less Liabilities (0.1)% (6,288)
Net Assets 100.0% $ 6,892,324
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $529,296 and represents 7.7% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at September 30, 2021, was $7,266 and was valued at $6,683 (0.1% of net assets).
(6) Affiliated Companies
(7) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
ISK Iceland Krona
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Toast, Class B  $ — $ 51,370 $ —
T. Rowe Price Government Reserve Fund, 0.05% — — 28
Totals $ —# $ 51,370 $ 28+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
Toast, Class B  $ * $ — $ — $ 85,674
T. Rowe Price Government Reserve Fund, 0.05% 55,005  ¤  ¤ 47,961
Total $ 133,635^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $28 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $55,075.
*
On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Institutional Small-Cap Stock Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Small-Cap Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Institutional Small-Cap Stock Fund

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2021, totaled $137,788,000 for the period ended September 30, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,172,878 $ 325,549 $ 48,228 $ 6,546,655
Convertible Preferred Stocks — — 303,996 303,996
Short-Term Investments 47,961 — — 47,961
Total $ 6,220,839 $ 325,549 $ 352,224 $ 6,898,612
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of
Level 3
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 70,424 $ (8,511) $ 11,310 $ (24,897) $ (98) $ 48,228
Convertible Preferred Stocks 174,569 101,964 73,991 (45,120) (1,408) 303,996
Total $ 244,993 $ 93,453 $ 85,301 $ (70,017) $ (1,506) $ 352,224

T. ROWE PRICE Institutional Small-Cap Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 48,228 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
3% - 10% 9% Decrease
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Market
comparable
Enterprise
value to sales
multiple
4.8x
– 5.8x
5.3x Increase
Sales growth
rate
11% 11% Increase
Enterprise
value to gross
profit multiple
9.5x
– 15.4x
12.5x Increase
Gross profit
growth rate
13% 13% Increase
Enterprise
value to
EBITDA
multiple
10.8x 10.8x Increase
Price to
tangible book
value multiple
1.7 x
– 1.9x
1.8x Increase
Tangible book
value growth
rate
36% 36% Increase
Projected
enterprise
value to
EBITDA
multiple
12.7x 12.7x Increase
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#

T. ROWE PRICE Institutional Small-Cap Stock Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
E129-054Q3 09/21
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Risk-free rate 3% 3% Increase
Volatility 38% 38% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible Preferred Stocks $303,996 Recent
comparable
transaction
price(s)
—# —# —# —#
Capital
conversion
reference
point
$55
Billion
$55 Billion Increase